Significant Contingent Liabilities and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2019
Disclosure Of Contingent Liabilities And Commitments [Abstract]
SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED CONTRACT COMMITMENTS

9.	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED CONTRACT COMMITMENTS

(1)	Contingencies
Under a certain special generic product agreements, the Company is required to have a certain market supply capacity before the launch of the products in the market. Otherwise, the Company is obligated to pay a certain amount as compensation.

(2)	Commitments
In addition to the commitment mentioned in Note 6(1
1
)A and B, the Group’s significant commitments are as follows:

A.	Capital expenditures contracted for at the balance sheet date but not yet incurred and are cancelable without cause are as follows:

	December 31,
	2018	2019
	NT$000	NT$000	US$000
Property, plant and equipment	$11,037	$9,109	$305

B.	Operating lease commitments
2018
The Group leases offices with lease terms between
1 and 5 years, and the majority of lease agreements are renewable at the end of the lease terms at market rate. The future aggregate minimum lease payments are as follows:

December 31, 2018
NT$000
Not later than one year	$31,787
Later than one year but not later than five years	46,315

$78,102

C.	The Company has outstanding commitments on purchase agreements for the research and manufacturing of medicines which are cancelable without cause as follows:

December 31,
2018	2019
NT$000	NT$000	US$000
$120,707	$130,089	$4,349

D.	The Company has outstanding commitments on research and development which are cancelable without cause as follows:

December 31,
2018	2019
NT$000	NT$000	US$000
$603,178	$1,311,875	$43,861

E.
The Company has signed a licensing agreement for technology transition with TWI Pharmaceuticals, Inc. with maximum royalty charges of US$5,000 thousand according to the R&D achievement on October 1, 2013. Once the new drug is launched in the market, the Company will pay a royalty fee based on a certain percentage of the net product sales.

F.
The Company’s subsidiary entered into a synthesis technology of novel camptothecin derivative transfer agreement with Sutter West Bay Hospitals (SWBH, formerly, California Pacific Medical
Center) on June 24, 2005. Under
the agreement, SWBH charges the Company’s subsidiary a patent usage fee of US$10 thousand per annum, royalty fees up to US$300 thousand according to the R&D achievement and royalty fees to a certain percentage of relevant product sales volume. Through December 31, 2019, the Company’s subsidiary has paid US$100 thousand.